INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	$ 495
Balance	429	$ 495
Cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,538	1,526
Additions		12
Balance	1,538	1,538
Accumulated Amortization [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,043	891
Additions	66	152
Balance	1,109	1,043
Amortized cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	495
Balance	$ 429	$ 495